GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the carrying amount of goodwill
Beginning Balance	$ 1,081.0	$ 1,165.0
Goodwill Resulting from Business Combinations	0.0	0.0
Impairments	0.0	0.0
Foreign Currency Translation and Other	(57.6)	(84.0)
Ending Balance	1,023.4	1,081.0
Food and Beverage
Changes in the carrying amount of goodwill
Beginning Balance	293.7	326.1
Goodwill Resulting from Business Combinations	0.0	0.0
Impairments	0.0	0.0
Foreign Currency Translation and Other	(23.8)	(32.4)
Ending Balance	269.9	293.7
Power and Energy
Changes in the carrying amount of goodwill
Beginning Balance	562.9	595.0
Goodwill Resulting from Business Combinations	0.0	0.0
Impairments	0.0	0.0
Foreign Currency Translation and Other	(24.0)	(32.1)
Ending Balance	538.9	562.9
Industrial
Changes in the carrying amount of goodwill
Beginning Balance	224.4	243.9
Goodwill Resulting from Business Combinations	0.0	0.0
Impairments	0.0	0.0
Foreign Currency Translation and Other	(9.8)	(19.5)
Ending Balance	214.6	224.4
Accumulated impairment included in carrying amount of goodwill	$ 67.7	$ 67.7	$ 67.7